UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
 811-06590
Invesco Value Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code:
 (713)
626-1919
Date of fiscal year end:
  February 28
Date of reporting period:
  August 31, 2025

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2025

Invesco Value Municipal Income Trust

NYSE: IIM

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
20	Financial Statements
24	Financial Highlights
25	Notes to Financial Statements
30	Approval of Investment Advisory and Sub-Advisory Contracts
32	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/25 to 8/31/25

Trust at NAV	-4.99%

Trust at Market Value	-1.82

S&P Municipal Bond Index ▼ (Broad Market Index)	-0.96

S&P Municipal Bond 5+ Year Investment Grade Index ▼ (Style-Specific Index)	-1.73

Market Price Discount to NAV as of 8/31/25	-2.08

Source(s): ▼ RIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The
S&P Municipal Bond Index
is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
 The
S&P Municipal Bond 5+ Year Investment Grade Index
seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.
 The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2025, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume
of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Ad- viser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Value Municipal Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎
Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎
Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎
Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.
∎
Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting
invesco.com/closed-end,
by calling toll-free 800 341 2929 or by notifying us in writing at Invesco
Closed-End
Funds, Computer-share Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/
closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book- Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3	Invesco Value Municipal Income Trust

Schedule of Investments
August 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–152.58% (a)
Alabama–1.81%

Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$20	$17,586

Black Belt Energy Gas District (The); Series 2023 B, RB (b)	5.25%	12/01/2030	1,420	1,532,927

Energy Southeast, A Cooperative District; Series 2024 B, RB (b)	5.25%	06/01/2032	1,010	1,084,912

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	920	933,705

Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB (b)	4.00%	12/01/2031	1,480	1,474,548

Series 2024 A, RB	5.00%	11/01/2035	1,675	1,733,570

Series 2025 A, RB (b)	5.00%	06/01/2035	1,105	1,135,834

Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB (b)	5.50%	12/01/2029	1,405	1,505,947

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (c)	5.25%	05/01/2044	860	841,512

				10,260,541

Alaska–0.51%

Municipality of Anchorage AK; Series 2025, RB (INS - AGI) (d)(e)(f)	5.25%	02/01/2050	2,500	2,533,862

Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	338,739

				2,872,601

Arizona–2.26%

Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB (c)	5.00%	07/01/2039	1,195	1,134,853

Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus);Series 2020 A, RB (c)	5.00%	12/15/2040	250	233,628

City of Mesa AZ Utility System Revenue; Series 2025, RB (INS-BAM) (e)(f)	5.00%	07/01/2046	3,025	3,060,547

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,110,818

Series 2017, Ref. RB	5.00%	11/15/2045	980	678,635

La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony PublicSchools); Series 2018 A, RB	5.00%	02/15/2048	700	625,727

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB (c)	5.00%	07/01/2054	550	491,543

Series 2021, RB (c)	4.00%	07/01/2051	875	670,564

Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB (c)	5.00%	06/15/2052	360	310,764

Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB (c)	5.25%	07/01/2048	1,175	1,051,270

Salt River Project Agricultural Improvement & Power District; Series 2025, RB (f)	5.00%	01/01/2048	3,370	3,453,493

				12,821,842

California–22.10%

Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2035	3,010	2,090,559

Series 2009 B, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2036	2,675	1,756,827

Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds (g)	0.00%	08/01/2026	2,720	2,669,744

Series 2009, GO Bonds (g)	0.00%	08/01/2031	5,270	4,510,383

California (State of); Series 2020, GO Bonds (INS -BAM) (e)	3.00%	11/01/2050	1,680	1,207,163

California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024, RB (b)	5.00%	04/01/2032	1,475	1,576,141

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	10,335	927,691

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	15	14,491

Series 2020 B-2, Ref. RB (g)	0.00%	06/01/2055	1,680	295,357

California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,175	3,452,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	$5	$4,416

Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,976	3,975,795

Series 2023-1, RB	4.38%	09/20/2036	823	826,610

California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB (b)(f)(h)	5.00%	01/01/2028	6,700	7,159,401

California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges); Series 2003 A, RB (b)(f)(h)	5.00%	01/01/2028	3,300	3,526,272

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB (c)	5.00%	06/01/2048	170	154,149

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);Series 2018, RB	5.00%	05/15/2037	1,330	1,355,601

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (d)	5.00%	12/31/2043	2,000	1,948,814

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $251,757) (c)(i)	5.00%	08/01/2039	250	202,808

California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB (c)(d)	5.00%	07/01/2027	470	472,288

Series 2012, RB (c)(d)	5.00%	07/01/2030	190	190,798

Series 2012, RB (c)(d)	5.00%	07/01/2037	1,990	1,990,546

Series 2012, RB (c)(d)	5.00%	11/21/2045	2,325	2,207,814

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (c)	5.25%	12/01/2056	995	908,378

California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB (b)	5.00%	09/01/2032	1,050	1,125,843

Series 2024, RB (b)	5.00%	10/01/2032	1,260	1,339,388

California Health Facilities Financing Authority; Series 2025, RB (f)(j)	5.00%	08/15/2051	4,375	4,459,302

California State University; Series 2019 A, RB (f)	5.00%	11/01/2049	2,130	2,141,774

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS -NATL) (e)(g)	0.00%	08/01/2029	1,360	1,231,190

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB (c)	3.13%	08/01/2056	840	595,480

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds (g)	0.00%	08/01/2043	2,120	901,143

Series 2009, GO Bonds (g)	0.00%	08/01/2044	1,090	435,872

Series 2009, GO Bonds (g)	0.00%	08/01/2045	6,270	2,363,568

Series 2009, GO Bonds (g)	0.00%	08/01/2048	4,610	1,480,844

El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (g)	0.00%	08/01/2031	4,155	3,504,619

Series 2009 A, GO Bonds (g)	0.00%	08/01/2032	3,165	2,562,830

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB (g)	0.00%	06/01/2066	2,245	209,160

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022, RB (d)	4.00%	05/15/2042	705	642,949

Los Angeles County Public Works Financing Authority;
Series 2025, RB (f)	5.25%	12/01/2050	2,095	2,183,566

Series 2025, RB (f)	5.25%	12/01/2054	780	811,277

Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2034	1,665	1,218,786

Series 2009 C, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2035	300	208,361

Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS -AMBAC) (e)(g)	0.00%	08/01/2029	3,350	2,997,780

M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	750	794,656

Series 2009 B, RB	6.50%	11/01/2039	585	695,350

Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds (g)	0.00%	08/01/2028	2,400	2,241,201

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2034	3,825	2,799,915

Series 2009 B, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2035	4,120	2,861,495

Series 2009 B, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2036	300	197,027

Series 2009 B, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2037	1,785	1,104,988

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds (g)	0.00%	08/01/2028	7,840	7,307,314

Series 2009 A, GO Bonds (g)	0.00%	08/01/2031	8,475	7,141,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

Regents of the University of California Medical Center;

Series 2022 P, RB (f)(j)	4.00%	05/15/2053	$5,430	$4,608,984

Series 2022 P, RB	3.50%	05/15/2054	2,015	1,547,662

Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS -BAM) (e)	4.00%	08/01/2048	1,230	1,095,294

Sacramento (County of), CA; Series 2024, RB	5.25%	07/01/2054	1,000	1,034,236

San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	4.00%	07/01/2051	2,060	1,807,295

San Diego County Regional Airport Authority; Series 2025, RB (d)(f)	5.00%	07/01/2048	2,525	2,499,357

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);

Series 2019 E, RB (d)	5.00%	05/01/2038	675	685,117

Series 2021 A, Ref. RB (d)	5.00%	05/01/2036	610	637,035

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI) (e)(g)	0.00%	09/01/2030	1,600	1,412,354

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	3,445	1,196,434

Tender Option Bond Trust Receipts/Certificates; Series 2025, GO Bonds (c)(k)	10.31%	03/01/2055	840	952,248

William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds (g)	0.00%	08/01/2033	11,350	8,771,568

				125,229,231
Colorado–6.96%

Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS -BAM) (e)	4.50%	12/01/2058	2,390	2,143,828

Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	496,437

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	762,387

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	891,036

Centerra Metropolitan District No. 1 (In the City of Loveland);

Series 2017, RB (c)	5.00%	12/01/2047	1,680	1,563,665

Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	616,782

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,705	1,705,707

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,384,047

Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds (c)	5.00%	04/01/2035	1,260	1,339,196

Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	453,514

Colorado Springs (City of), CO; Series 2024, RB (f)	5.25%	11/15/2053	5,000	5,154,550

Denver (City & County of), CO; Series 2018 A, Ref. RB (d)	5.00%	12/01/2048	5,740	5,604,542

Series 2018 A, Ref. RB (d)	5.25%	12/01/2048	1,710	1,711,112

Series 2025, RB (d)(f)	5.00%	11/15/2047	1,985	1,961,789

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	381,567

Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2041	725	671,000

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,995	1,965,769

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	753	624,573

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	750	766,436

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	487,054

Parkdale Community Authority; Series 2025, Ref. RB (INS - AGI) (e)	5.50%	12/01/2055	1,000	1,016,297

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	387,813

Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI) (e)	4.38%	12/01/2045	890	829,143

Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	490,470

South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	845	840,360

Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI) (e)	5.25%	12/01/2045	500	495,415

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	380	380,971

Water stone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI) (e)	4.75%	12/01/2054	840	771,394

White Buffalo Metropolitan District No. 3;

Series 2020, GO Bonds	5.50%	12/01/2050	500	473,924

Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,240	1,235,197

Windler Public Improvement Authority; Series 2021 A-1, RB	4.13%	12/01/2051	500	365,326

Series 2021 A-2, RB (l)	4.50%	12/01/2041	2,070	1,464,734

				39,436,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.77%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	$310	$278,604

District of Columbia Water & Sewer Authority;

Series 2022, RB (f)	5.00%	10/01/2044	5,805	5,852,340

Series 2025 C, VRD RB (k)	2.45%	10/01/2060	1,350	1,350,000

District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,335	2,839,030

Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,388,625

Washington Metropolitan Area Transit Authority Dedicated Revenue;

Series 2025, RB (f)(j)	5.25%	07/15/2053	7,185	7,371,436

Series 2025, RB (f)(j)	5.25%	07/15/2055	2,200	2,261,299

				21,341,334
Florida–10.23%

Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000) (c)(i)	5.00%	11/15/2061	1,075	764,526

Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	500	404,989

Broward (County of), FL;

Series 2019 A, RB (d)	4.00%	10/01/2049	755	625,018

Series 2022 A, RB (f)(j)	4.00%	10/01/2047	4,110	3,697,130

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,525	2,090,531

Cape Coral (City of), FL; Series 2023, Ref. RB (INS -BAM) (e)	5.50%	03/01/2043	1,595	1,675,418

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (c)	5.00%	07/01/2037	1,380	1,161,827

Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	2,500	2,475,807

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,190	1,182,060

Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);

Series 2024, Ref. RB (b)(c)(d)	12.00%	07/15/2028	750	465,000

Series 2024, Ref. RB (INS - AGI) (d)(e)	5.00%	07/01/2044	1,830	1,754,147

Series 2024, Ref. RB (INS - AGI) (d)(e)	5.25%	07/01/2053	3,655	3,476,071

Series 2024, Ref. RB (d)	5.50%	07/01/2053	850	701,878

Fort Lauderdale (City of), FL; Series 2024, RB (f)	5.50%	09/01/2053	2,525	2,672,403

Greater Orlando Aviation Authority;

Series 2017 A, RB (d)	5.00%	10/01/2052	510	498,305

Series 2019 A, RB (d)	4.00%	10/01/2044	1,000	864,431

Series 2024, RB (d)	5.25%	10/01/2048	1,675	1,703,345

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (d)	5.00%	10/01/2048	2,525	2,482,425

Hillsborough County Industrial Development Authority; Series 2025, RB (f)	5.50%	11/15/2054	3,355	3,489,952

JEA Water & Sewer System Revenue; Series 2025, RB (f)	5.25%	10/01/2055	1,675	1,723,208

Lake (County of), FL (Lakeside at Waterman Village);

Series 2020 A, Ref. RB	5.50%	08/15/2040	705	679,672

Series 2020 A, Ref. RB	5.75%	08/15/2050	285	261,983

Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	952,486

Miami-Dade (County of), FL;

Series 2021, RB	4.00%	10/01/2051	3,150	2,678,394

Series 2022 A, Ref. RB (d)	5.25%	10/01/2052	1,300	1,290,881

Series 2023 A, Ref. RB (d)	5.00%	10/01/2047	840	816,944

Series 2025 A, RB (d)	5.50%	10/01/2055	445	456,814

Series 2025, RB (f)	5.00%	07/01/2052	2,320	2,357,732

Subseries 2021 A-2, Ref. RB (INS - AGI) (e)	4.00%	10/01/2049	2,525	2,197,975

Subseries 2021 B-1, Ref. RB (d)	4.00%	10/01/2050	985	815,287

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGI) (e)	5.00%	07/01/2035	3,415	3,418,618

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	1,675	1,692,523

Osceola (County of), FL;

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2044	1,000	345,932

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2048	1,500	398,601

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2051	600	131,473

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2052	455	94,030

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2054	390	71,300

Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center); Series 2025, RB	5.25%	11/01/2055	835	809,151

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	$1,345	$1,094,831

South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	700,566

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,271,000

Tampa (City of), FL; Series 2020 A, RB (g)	0.00%	09/01/2049	5,669	1,506,264

				57,950,928
Georgia–2.20%

Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	3,380	3,046,622

Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,095	1,100,488

DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	650	644,636

Main Street Natural Gas, Inc.;

Series 2021 C, RB (b)	4.00%	12/01/2028	1,235	1,253,071

Series 2022 C, RB (b)(c)	4.00%	11/01/2027	1,260	1,259,226

Series 2023 B, RB (b)	5.00%	03/01/2030	1,760	1,864,542

Series 2024 B, RB (b)	5.00%	03/01/2032	1,685	1,809,322

Series 2024 E, RB (b)	5.00%	12/01/2032	1,400	1,498,900

				12,476,807
Hawaii–1.37%

Hawaii (State of);

Series 2013, COP (d)	5.00%	08/01/2028	1,775	1,776,635

Series 2025, RB (d)(f)	5.50%	07/01/2054	1,890	1,955,207

State of Hawaii Department of Budget & Finance; Series 2025, RB (f)	5.50%	07/01/2052	3,830	4,008,715

				7,740,557
Idaho–0.86%

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,800	1,319,880

Idaho Housing & Finance Association; Series 2025, RB (f)	5.00%	08/15/2049	3,480	3,537,224

				4,857,104
Illinois–4.27%

Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	360	366,863

Chicago (City of), IL (O’Hare International Airport);

Series 2017 D, RB (d)	5.00%	01/01/2052	5,000	4,857,103

Series 2017 D, RB	5.00%	01/01/2052	1,465	1,458,991

Series 2024 A, RB (d)	5.50%	01/01/2059	2,115	2,154,436

Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,000	840,744

Illinois (State of);

Series 2016, GO Bonds	5.00%	11/01/2036	715	720,537

Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,734,260

Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	1,890,024

Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,197,587

Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,084,171

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (d)	8.00%	06/01/2032	360	360,420

Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB (c)	5.50%	08/01/2043	580	591,507

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB (Acquired 10/05/2022; Cost $549,300) (i)	5.00%	11/01/2049	670	463,975

Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,440	2,370,165

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB (INS -NATL) (e)(g)	0.00%	12/15/2029	3,520	3,065,611

Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI) (e)	5.25%	06/15/2031	1,060	1,062,007

				24,218,401
Indiana–0.56%

Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	1,010	855,601

Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	460	395,406

Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB (d)	5.75%	08/01/2042	240	240,024

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)

Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	$1,655	$1,704,373

				3,195,404
Iowa–0.33%

Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	615	411,343

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,265	1,208,363

Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2049	300	241,467

				1,861,173
Kansas–0.31%
Wichita (City of), KS (Presbyterian Manors, Inc.);

Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	821,110

Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	927,389

				1,748,499
Kentucky–1.32%

Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB (c)(d)	4.70%	01/01/2052	665	589,152

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);

Series 2015 A, RB	5.00%	07/01/2037	1,110	1,110,362

Series 2015 A, RB	5.00%	07/01/2040	1,915	1,915,012

Series 2015 A, RB	5.00%	01/01/2045	1,245	1,225,042

Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	817,404

Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB (b)	5.25%	02/01/2032	1,685	1,815,681

				7,472,653
Louisiana–0.87%

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB (c)	3.90%	11/01/2044	775	644,428

Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB (d)	5.50%	09/01/2059	2,615	2,544,491

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,675	1,739,544

				4,928,463
Maryland–0.80%

Howard (County of), MD (Downtown Columbia); Series 2017 A, RB (c)	4.50%	02/15/2047	1,500	1,314,888

Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	780,294

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	1,015	1,029,123

Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	696,484

Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	175	158,056

Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB (k)	2.25%	06/01/2027	570	570,000

				4,548,845
Massachusetts–2.44%

Massachusetts (Commonwealth of);

Series 2024, RB (f)	5.00%	11/01/2052	7,550	7,555,811

Series 2024, RB (f)	5.00%	06/01/2053	5,155	5,201,207

Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB (d)	5.00%	07/01/2046	1,055	1,046,064

				13,803,082
Michigan–3.28%

Academy of Warren; Series 2020 A, RB (c)	5.00%	05/01/2035	270	262,496

Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	256,706

Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	2,360	1,856,129

Lansing (City of), MI; Series 2024, RB (f)	5.25%	07/01/2054	3,645	3,783,132

Michigan (State of); Series 2024, RB (f)	5.50%	11/15/2049	4,560	4,823,105

Michigan (State of) Finance Authority (Landmark Academy);

Series 2020, Ref. RB	5.00%	06/01/2035	295	293,028

Series 2020, Ref. RB	5.00%	06/01/2045	490	435,502

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2046	$1,705	$1,672,261

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB (b)(d)	4.00%	10/01/2026	2,025	2,014,377

Michigan State Housing Development Authority; Series 2025, RB (f)	5.10%	10/01/2053	1,950	1,955,812

Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2026	385	85,855

Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, RB (d)	5.75%	12/01/2050	1,065	1,121,970

				18,560,373
Minnesota–0.49%

Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	345,757

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	590	582,828

Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,560	1,557,078

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	299,394

				2,785,057
Mississippi–0.27%

Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS -BAM) (e)	5.25%	03/01/2055	840	846,874

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,115	667,202

				1,514,076
Missouri–2.27%

Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	980	983,944

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);

Series 2019 B, RB (d)	5.00%	03/01/2046	4,700	4,590,594

Series 2019 B, RB (INS—AGI) (d)(e)	5.00%	03/01/2049	1,005	988,621

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	398,015

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	312,922

St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);

Series 2012, RB	5.00%	09/01/2042	2,000	1,859,068

Series 2013 A, RB	5.50%	09/01/2033	1,160	1,160,018

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,820	1,818,527

Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB (c)	6.00%	10/01/2049	770	726,796

				12,838,505
Nebraska–1.28%

Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	3,808,835

Central Plains Energy Project (No. 5); Series 2022-1, RB (b)	5.00%	10/01/2029	840	884,567

Omaha Public Power District; Series 2025, RB (f)(j)	5.25%	02/01/2053	2,495	2,562,965

				7,256,367
Nevada–1.32%

Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds (f)	5.00%	07/01/2053	5,295	5,357,285

Las Vegas Valley Water District; Series 2025, GO Bonds (f)	5.25%	06/01/2055	1,185	1,228,843

Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB (b)(c)(d)	9.50%	01/01/2033	1,005	924,063

				7,510,191
New Hampshire–0.51%

New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	292	290,198

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,600	1,554,106

New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2023 D, RB (CEP -GNMA)	5.13%	07/01/2053	1,025	1,031,176

				2,875,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–4.56%

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB (d)	5.25%	09/15/2029	$150	$ 150,157

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB (d)	5.38%	01/01/2043	2,250	2,251,096

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,590	2,231,779

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, RB (INS - AGI) (e)(g)	0.00%	12/15/2026	14,305	13,841,960

New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,300	1,353,294
Tobacco Settlement Financing Corp.;

Series 2018 A, Ref. RB	5.00%	06/01/2046	2,895	2,793,313

Series 2018 A, Ref. RB	5.25%	06/01/2046	1,675	1,660,231

Series 2018 B, Ref. RB	5.00%	06/01/2046	1,630	1,569,137

				25,850,967

New York–18.16%

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.) (c)(d)(m)	5.25%	12/31/2033	500	501,294

Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB (c)(d)	5.00%	01/01/2035	1,540	1,540,836

Empire State Development Corp; Series 2025, RB (f)	5.00%	03/15/2050	3,780	3,806,090

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,021,644
Metropolitan Transportation Authority (Green Bonds);

Series 2020 A-1, RB (INS - AGI) (e)	4.00%	11/15/2041	1,175	1,067,932

Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,335,873

New York & New Jersey (States of) Port Authority; Series 2020 221, RB (d)	4.00%	07/15/2060	2,340	1,858,851
New York (City of), NY;

Series 2025, RB (f)	5.25%	04/01/2047	1,500	1,534,951

Subseries 2022 D-1, GO Bonds (f)	5.25%	05/01/2038	1,355	1,457,300

Subseries 2022 D-1, GO Bonds (f)	5.25%	05/01/2042	2,305	2,400,758

New York (City of), NY Municipal Water Finance Authority; Series 2020 BB-1, RB	4.00%	06/15/2050	1,670	1,444,926
New York (City of), NY Transitional Finance Authority;

Series 2019 B-1, RB	4.00%	11/01/2045	860	753,667

Series 2023 F-1, RB	4.00%	02/01/2051	2,535	2,194,449

Series 2024 B, RB	4.38%	05/01/2053	2,190	2,012,041

New York (State of) Dormitory Authority; Series 2020 A, Ref. RB	4.00%	03/15/2046	5,000	4,378,789
New York (State of) Dormitory Authority (City of New York);

Series 2005 A, RB (INS -AMBAC) (e)	5.50%	05/15/2028	2,900	3,145,107

Series 2005 A, RB (INS -AMBAC) (e)	5.50%	05/15/2029	2,455	2,731,740

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,635	3,108,799

New York (State of) Dormitory Authority (New York University); Series 2001-1, RB (INS -BHAC) (e)	5.50%	07/01/2031	1,040	1,136,573

New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI) (e)	5.50%	10/01/2054	340	347,306

New York (State of) Power Authority (Green Bonds); Series 2020, RB (f)	4.00%	11/15/2055	4,175	3,527,406
New York (State of) Thruway Authority;

Series 2019 B, RB	4.00%	01/01/2050	4,790	4,095,344

Series 2019 B, RB (INS - AGI) (e)	4.00%	01/01/2050	2,625	2,262,754

New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,495	2,208,669

New York (State of), NY Health and Hospitals Corp.; Series 2018, VRD RB (k)	2.60%	05/01/2050	2,475	2,475,000
New York Counties Tobacco Trust IV;

Series 2005 A, RB	5.00%	06/01/2045	285	220,423

Series 2010 A, RB (c)	6.25%	06/01/2041	1,277	1,200,200

New York Counties Tobacco Trust V; Series 2005 S-2, RB (g)	0.00%	06/01/2050	10,140	1,425,125

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	2,961,575

New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB (c)	5.00%	11/15/2044	6,095	5,923,185

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	1,675	1,483,160
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);

Series 2016, Ref. RB (d)	5.00%	08/01/2026	350	350,010

Series 2016, Ref. RB (d)	5.00%	08/01/2031	1,340	1,340,012

Series 2020, Ref. RB (d)	5.25%	08/01/2031	410	420,312

Series 2020, Ref. RB (d)	5.38%	08/01/2036	960	980,917

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB (d)	5.00%	01/01/2033	$2,075	$ 2,107,638

Series 2018, RB (d)	5.00%	01/01/2034	1,295	1,312,368

Series 2018, RB (d)	5.00%	01/01/2036	1,240	1,249,988

Series 2020, RB (d)	4.38%	10/01/2045	1,160	1,007,589

New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (d)	5.38%	06/30/2060	2,160	2,050,945

Series 2024, RB (d)	5.50%	06/30/2054	1,560	1,513,931

Series 2024, RB (d)	5.50%	06/30/2060	1,610	1,549,592

New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (d)	5.50%	06/30/2059	1,690	1,694,551

Series 2025, RB (d)	6.00%	06/30/2059	1,690	1,730,521

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (d)	5.00%	07/01/2046	3,055	2,893,649

Series 2016 A, RB (d)	5.25%	01/01/2050	1,660	1,580,428

New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (d)	5.50%	12/31/2060	65	62,931

New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB (d)	5.00%	12/01/2038	1,265	1,286,610

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,435	1,453,077

Triborough Bridge & Tunnel Authority; Series 2025, RB (f)	5.50%	11/15/2053	2,730	2,873,834

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2054	750	747,466

Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	505	525,836

Triborough Bridge & Tunnel Authority Sales Tax Revenue; Series 2025, RB (f)	5.25%	05/15/2062	5,270	5,390,058

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,212,511

				102,896,541

North Carolina–0.16%

North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS -AGI) (e)(g)	0.00%	01/01/2052	3,500	915,673

North Dakota–0.33%

Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,155	1,049,123

Series 2017 C, RB	5.00%	06/01/2053	895	800,284

				1,849,407

Ohio–6.01%

Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	797,768

Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,140	3,339,269

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	9,155	7,407,387

Cleveland (City of), OH;
Series 2008 B-2, RB (INS -NATL) (e)(g)	0.00%	11/15/2026	3,545	3,422,761

Series 2008 B-2, RB (INS -NATL) (e)(g)	0.00%	11/15/2028	3,845	3,487,131

Series 2008 B-2, RB (INS -NATL) (e)(g)	0.00%	11/15/2038	2,800	1,459,326

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (c)	5.00%	06/01/2028	480	486,307

Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB (d)	5.50%	01/01/2050	2,820	2,887,350

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,805	1,714,124

Series 2017, Ref. RB	5.00%	02/15/2057	1,915	1,692,048

Series 2017, Ref. RB	5.50%	02/15/2057	795	748,657

Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI) (e)	5.25%	12/01/2054	980	987,622

Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,393,932

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,395	1,312,023

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,159,380) (c)(i)(n)	6.00%	04/01/2038	1,183	14,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	$920	$ 847,887

Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,064,812

				34,063,188

Oklahoma–1.45%

Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,775	3,602,759

Oklahoma (State of) Turnpike Authority;
Series 2023, RB	5.50%	01/01/2053	1,180	1,229,251

Series 2025 A, RB	5.25%	01/01/2050	840	866,637

Oklahoma Turnpike Authority; Series 2025, RB (f)	5.25%	01/01/2050	1,500	1,547,566

Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB (d)	5.50%	06/01/2035	335	334,988

Series 2001 C, Ref. RB (d)	5.50%	12/01/2035	635	634,978

				8,216,179

Ontario–0.14%

Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB (c)	6.00%	10/05/2040	812	798,077

Oregon–0.94%

Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	505	450,898

Oregon (State of); Series 2019, GO Bonds (f)(j)	5.00%	08/01/2044	3,360	3,392,351

Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB (d)	5.50%	07/01/2053	1,430	1,463,788

				5,307,037

Pennsylvania–2.35%

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	835	721,583

Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	1,320	1,406,519

Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	510	502,140

Series 2021, RB	5.00%	11/01/2051	680	660,939

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major

Bridges);
Series 2022, RB (d)	5.25%	06/30/2053	2,015	1,938,323

Series 2022, RB (INS - AGI) (d)(e)	5.00%	12/31/2057	1,005	960,027

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 A-2, RB	4.00%	05/15/2048	545	461,436

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2039	1,500	1,554,836

Series 2021 A, RB	4.00%	12/01/2050	925	769,150

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,692,548

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB (c)	5.00%	06/15/2050	400	351,578

Philadelphia (City of), PA Authority for Industrial Development (University of the Sciences); Series 2017, RB	5.00%	11/01/2047	1,205	1,135,937

Tender Option Bond Trust Receipts/Certificates; Series 2025, RB (c)(k)	11.43%	12/01/2055	1,060	1,191,155

				13,346,171

Puerto Rico–4.95%

Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,080	2,107,100

Series 2002, RB	5.63%	05/15/2043	1,825	1,853,623

Series 2005 A, RB (g)	0.00%	05/15/2050	5,570	1,075,389

Series 2005 B, RB (g)	0.00%	05/15/2055	2,530	282,391

Series 2008 A, RB (g)	0.00%	05/15/2057	18,845	924,138

Series 2008 B, RB (g)	0.00%	05/15/2057	37,725	1,013,652

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)

Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	$1,170	$ 1,210,061

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,208,182

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	910,277

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	605	526,769

Subseries 2022, RN (g)	0.00%	11/01/2043	119	75,019

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS -NATL) (e)	4.75%	07/01/2033	850	820,433

Series 2007 VV, Ref. RB (INS -NATL) (e)	5.25%	07/01/2029	1,900	1,918,632

Series 2007 VV, Ref. RB (INS - AGI) (e)	5.25%	07/01/2031	1,365	1,378,777

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2029	1,405	1,233,681

Series 2018 A-1, RB (g)	0.00%	07/01/2033	2,116	1,549,701

Series 2018 A-1, RB (g)	0.00%	07/01/2046	8,320	2,629,598

Series 2018 A-1, RB (g)	0.00%	07/01/2051	10,905	2,545,398

Series 2018 A-1, RB	4.75%	07/01/2053	1,454	1,305,733

Series 2018 A-1, RB	5.00%	07/01/2058	1,946	1,784,984

Series 2019 A-2, RB	4.33%	07/01/2040	1,055	978,452

Series 2019 A-2, RB	4.78%	07/01/2058	840	742,078

				28,074,068

Rhode Island–0.49%

Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	700	700,238

Series 2015 B, Ref. RB	5.00%	06/01/2050	2,180	2,096,049

				2,796,287

South Carolina–1.61%

Dorchester (County of), SC; Series 2023, RB	5.50%	10/01/2051	1,110	1,023,882

Patriots Energy Group Financing Agency; Series 2023 A-1, RB (b)	5.25%	08/01/2031	1,975	2,105,173

South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	505	518,922

South Carolina (State of) Public Service Authority; Series 2015 E, Ref. RB	5.25%	12/01/2055	3,800	3,799,918

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	1,685	1,702,143

				9,150,038

South Dakota–0.76%

South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,020	1,989,875

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,265	1,261,604

South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP -GNMA)	4.90%	11/01/2043	1,075	1,067,187

				4,318,666

Tennessee–3.08%

Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,260	1,229,107

Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	1,880	1,889,124

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,780	1,821,617

Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,080	1,804,413

Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB (f)	6.00%	12/01/2054	2,925	3,159,530

Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,175	2,701,196

Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB (d)	5.00%	07/01/2043	1,275	1,257,458

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB (d)	5.00%	07/01/2054	950	921,711

Tennessee Energy Acquisition Corp.; Series 2021 A, RB (b)	5.00%	11/01/2031	2,505	2,656,273

				17,440,429

Texas–20.82%

Alamo Community College District; Series 2012, GO Bonds (b)(f)(h)	5.00%	08/15/2034	4,895	4,904,637

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Aubrey Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2052	$1,430	$ 1,224,839

Austin (City of), TX; Series 2022, RB (d)	5.25%	11/15/2047	1,170	1,176,319

Austin Community College District; Series 2025, GO Bonds (f)	5.25%	08/01/2055	2,490	2,552,233

Caddo Mills Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent SchoolFund)	4.25%	02/15/2053	1,130	1,002,185

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP -TexasPermanent School Fund)	4.00%	08/15/2050	1,360	1,160,014

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP -Texas Permanent School Fund)	5.25%	02/15/2049	510	521,272

Coppell Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.13%	08/15/2048	1,010	904,915

County of Harris TX Toll Road Revenue; Series 2025, RB (f)(j)	5.25%	08/15/2054	3,740	3,869,630

Crowley Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.25%	02/01/2053	1,685	1,501,524

Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	3,749,088

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,050	2,638,327

Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI) (e)	4.00%	10/01/2049	1,790	1,538,226

Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGI) (e)	4.25%	10/01/2053	1,430	1,239,186

Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI) (d)(e)	5.25%	07/01/2048	1,725	1,749,735

Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB (d)	5.50%	07/15/2038	1,420	1,483,094

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB (d)	4.00%	07/01/2041	585	502,470

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB (d)	5.00%	07/15/2028	500	510,513

Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGI) (e)(g)	0.00%	09/01/2026	3,975	3,860,258

Series 2001 B, RB (INS - AGI) (e)(g)	0.00%	09/01/2027	5,015	4,724,429

Jarrell Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.25%	02/15/2053	1,390	1,261,637

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,212,592

Mansfield Independent School District; Series 2025, GO Bonds (CEP -Texas Permanent School Fund) (f)	5.25%	02/15/2055	1,860	1,922,967

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (c)(d)	4.63%	10/01/2031	2,100	2,097,811

New Hope Cultural Education Facilities Finance Corp; Series 2025, RB (f)	5.50%	08/15/2049	3,370	3,524,889

New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	514,107

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,274,278

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC -Texas A&M University); Series 2014 A, RB (INS - AGI) (e)	5.00%	04/01/2046	510	501,968

New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,420	1,420,070

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB (c)	4.00%	08/15/2051	1,235	916,559

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,554,794

Series 2020, RB	5.25%	10/01/2055	2,270	1,939,321

North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	2,450	2,425,548

North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGI) (e)(g)	0.00%	01/01/2028	16,400	15,348,343

Series 2008 D, Ref. RB (INS - AGI) (e)(g)	0.00%	01/01/2029	2,725	2,474,075

Series 2008 D, Ref. RB (INS - AGI) (e)(g)	0.00%	01/01/2031	3,550	2,995,610

Northwest Independent School District; Series 2024, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2049	645	650,704

San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	845	888,074

Series 2025, RB (f)	5.25%	02/01/2046	1,300	1,343,642

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGI) (e)	5.00%	10/01/2032	2,265	2,267,798

Series 2011, RB (INS - AGI) (e)	5.00%	10/01/2037	2,475	2,477,603

Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,226,259

Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,270	2,863,486

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,880	1,817,670

Series 2016, Ref. RB	5.00%	05/15/2045	1,030	901,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,801,783) (i)(n)	6.38%	02/15/2048	$1,785	$1,160,250

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	76,011

Series 2020, Ref. RB	6.75%	11/15/2051	85	71,084

Series 2020, Ref. RB	6.88%	11/15/2055	85	71,240

Texas (State of) Transportation Commission;
Series 2019, RB (g)	0.00%	08/01/2037	1,250	729,255

Series 2019, RB (g)	0.00%	08/01/2039	1,400	716,191

Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS -BHAC) (e)(g)	0.00%	08/15/2027	6,800	6,461,391

Series 2002, RB (g)(h)	0.00%	08/15/2027	200	189,888

Texas (State of) Water Development Board; Series 2022, RB (f)	5.00%	10/15/2047	3,340	3,395,527

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,600	1,638,993

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North TarrantExpress Managed Lanes); Series 2023, RB (d)	5.50%	12/31/2058	1,000	1,007,892

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,734

Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM) (e)	4.00%	02/15/2053	3,365	2,797,882

				117,954,828

Utah–2.46%

Black Desert Public Infrastructure District; Series 2021 A, GO Bonds (c)	4.00%	03/01/2051	500	383,969

Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI) (f)(j)	5.50%	06/01/2050	1,900	1,990,750

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	384,289

Salt Lake City (City of), UT;
Series 2021 A, RB (d)	5.00%	07/01/2046	840	829,691

Series 2023 A, RB (d)	5.25%	07/01/2048	1,000	1,007,257

Series 2023 A, RB (d)	5.50%	07/01/2053	2,900	2,974,161

Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,025	1,754,723

Utah Housing Corp; Series 2025, RB (CEP -GNMA) (f)	5.00%	01/01/2054	4,660	4,597,880

				13,922,720

Virginia–2.34%

Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,090	1,791,426

Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI) (e)	5.25%	07/01/2048	1,305	1,324,926

Peninsula Town Center Community Development Authority; Series 2018, Ref. RB (c)	5.00%	09/01/2045	505	472,291

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB (d)	5.00%	01/01/2037	4,145	4,254,860

Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB (d)	5.00%	12/31/2047	1,400	1,342,128

Series 2022, Ref. RB (d)	5.00%	12/31/2057	790	741,881

Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB (d)	5.00%	12/31/2049	1,155	1,091,265

Series 2017, RB (d)	5.00%	12/31/2056	2,420	2,240,035

				13,258,812

Washington–3.60%

Grant (County of), WA; Series 2025, GO Bonds (INS -BAM) (e)	5.50%	12/01/2060	910	950,828

Seattle (City of), WA; Series 2023, RB (f)	5.00%	07/01/2052	5,000	5,046,429

Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,785	2,436,453

Washington (State of); Series 2004 F, GO Bonds (INS -AMBAC) (e)(g)	0.00%	12/01/2029	5,100	4,565,120

Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	840	859,171

Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,440	3,312,513

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	645	630,305

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB (c)	5.00%	07/01/2046	435	376,348

Series 2016 A, Ref. RB (c)	5.00%	07/01/2051	360	302,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	$1,164	$1,099,157

Washington State Housing Finance Commission; Series 2025, RB (INS -BAM) (c)(e)	5.25%	07/01/2064	840	805,106

				20,384,382

West Virginia–0.43%

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (c)	7.50%	06/01/2043	825	864,551

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,586,484

				2,451,035

Wisconsin–5.55%

Public Finance Authority;
Series 2025, RB (d)	5.75%	12/31/2065	855	836,560

Series 2025, RB (d)	6.50%	12/31/2065	2,530	2,662,943

Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI) (e)(g)	0.00%	12/15/2050	6,520	1,774,634

Series 2020, RB (INS - AGI) (e)(g)	0.00%	12/15/2060	19,890	3,129,853

Series 2022, RB (c)	5.25%	12/15/2061	1,705	1,573,125

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,805	2,329,851

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,505	2,278,079

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,226,572

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,004,983

Wisconsin (State of) Public Finance Authority; Series 2022, RB (c)	6.00%	06/01/2062	780	705,651

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (c)	6.75%	08/01/2031	900	693,000

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB (c)	6.13%	02/01/2050	420	395,949

Series 2022 A, RB (c)	6.13%	02/01/2050	455	428,421

Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB (c)	5.13%	06/15/2039	650	618,809

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (c)	6.38%	01/01/2048	640	288,000

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,681,677

Series 2018 A, RB	5.35%	12/01/2045	1,655	1,659,383

Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB (c)	5.63%	12/15/2030	964	965,547

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	815	815,397

Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	2,420	2,371,351

				31,439,785

Total Municipal Obligations (Cost $880,405,639)				864,537,839

			Shares
Exchange-Traded Funds–0.14%

Invesco Rochester High Yield Municipal ETF (Cost $792,662) (o)			15,560	773,080

TOTAL INVESTMENTS IN SECURITIES (p) –152.72% (Cost $881,198,301)				865,310,919

FLOATING RATE NOTE OBLIGATIONS–(22.86)%

Notes with interest and fee rates ranging from 3.25% to 4.14% at 08/31/2025 and contractual maturities of collateral ranging from 07/01/2033 to 05/15/2062 (See Note 1K) (q)				(129,515,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.96)%				(198,064,577)

OTHER ASSETS LESS LIABILITIES–5.10%				28,877,484

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$566,608,826

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Value Municipal Income Trust

Investment Abbreviations:

AGI	- Assured Guaranty, Inc.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
ETF	- Exchange-Traded Fund
FHLMC	- Federal Home Loan Mortgage Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RAC	- Revenue Anticipation Certificates
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
VRD	- Variable Rate Demand
Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $47,910,918, which represented 8.46% of the Trust’s Net Assets.

(d)	Security subject to the alternative minimum tax.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1K.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Restricted security. The aggregate value of these securities at August 31, 2025 was $2,606,343, which represented less than 1% of the Trust’s Net Assets.
(j)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $25,298,740. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2025 was $1,175,034, which represented less than 1% of the Trust’s Net Assets.

(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2025	Dividend Income

Invesco Rochester High Yield Municipal ETF	$802,865	$-	$-	$(29,785)	$-	$773,080	$18,963

(p )
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Inc.	11.48%

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2025. At August 31, 2025, the Trust’s investments with a value of $177,187,408 are held by TOB Trusts and serve as collateral for the $129,515,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Value Municipal Income Trust

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2025

Revenue Bonds	81.74%

General Obligation Bonds	15.93

Pre-Refunded Bonds	1.82

Other	0.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Value Municipal Income Trust

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $880,405,639)	$864,537,839

Investments in affiliates, at value (Cost $792,662)	773,080

Deposit with paying agent for VMTP Shares	30,009,764

Receivable for:
Investments sold	18,970,733

Interest	8,382,887

Investment for trustee deferred compensation and retirement plans	102,163

Total assets	922,776,466

Liabilities:

Floating rate note obligations	129,515,000

Variable rate muni term preferred shares ($0.01 par value, 1,981 shares issued with liquidation preference of $100,000 per share)	198,064,577

Payable for:
Investments purchased	21,732,999

Dividends	106,726

Amount due custodian	5,704,445

Accrued fees to affiliates	64,753

Accrued interest expense	588,235

Accrued trustees’ and officers’ fees and benefits	1,245

Accrued other operating expenses	136,433

Trustee deferred compensation and retirement plans	253,227

Total liabilities	356,167,640

Net assets applicable to common shares	$566,608,826

Net assets applicable to common shares consist of:

Shares of beneficial interest – common shares	$663,306,855

Distributable earnings (loss)	(96,698,029)

$566,608,826

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Common shares outstanding	47,068,439

Net asset value per common share	$12.04

Market value per common share	$11.79

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Value Municipal Income Trust

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)

Investment income:
Interest	$22,690,927

Dividends from affiliates	18,963

Total investment income	22,709,890

Expenses:
Advisory fees	2,433,795

Administrative services fees	42,728

Custodian fees	3,529

Interest, facilities and maintenance fees	6,584,436

Transfer agent fees	10,509

Trustees’ and officers’ fees and benefits	18,684

Registration and filing fees	23,091

Reports to shareholders	32,831

Professional services fees	53,562

Other	4,461

Total expenses	9,207,626

Less: Fees waived	(1,536)

Net expenses	9,206,090

Net investment income	13,503,800

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $ (1,912,179))	(6,821,927)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(38,629,550)

Affiliated investment securities	(29,785)

(38,659,335)

Net realized and unrealized gain (loss)	(45,481,262)

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(31,977,462)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Value Municipal Income Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)

	August 31, 2025	February 28, 2025

Operations:
Net investment income	$13,503,800	$25,431,386

Net realized gain (loss)	(6,821,927)	(2,258,938)

Change in net unrealized appreciation (depreciation)	(38,659,335)	(1,752,157)

Net increase (decrease) in net assets resulting from operations applicable to common shares	(31,977,462)	21,420,291

Distributions to common shareholders from distributable earnings	(21,773,860)	(24,873,414)

Return of capital applicable to common shares	–	(14,791,160)

Total distributions	(21,773,860)	(39,664,574)

Net increase (decrease) in net assets applicable to common shares	(53,751,322)	(18,244,283)

Net assets applicable to common shares:
Beginning of period	620,360,148	638,604,431

End of period	$566,608,826	$620,360,148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Value Municipal Income Trust

Statement of Cash Flows
For the six months ended August 31, 2025
(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(31,977,462)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(112,809,144)

Proceeds from sales of investments	123,070,003

Purchases of short-term investments, net	(14,509,932)

Amortization (accretion) of premiums and discounts, net	(3,618,160)

Net realized loss from investment securities	6,821,927

Net change in unrealized depreciation on investment securities	38,659,335

Change in operating assets and liabilities:

Decrease in receivables and other assets	48,503

Increase in accrued expenses and other payables	40,384

Net cash provided by operating activities	5,725,454

Cash provided by financing activities:
Increase in payable for amount due custodian	3,464,123

Dividends paid to common shareholders from distributable earnings	(21,794,813)

Proceeds from TOB Trusts	65,535,000

Repayment of TOB Trusts	(22,920,000)

Net cash provided by financing activities	24,284,310

Net increase in cash and cash equivalents	30,009,764

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$30,009,764

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$6,552,469

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Value Municipal Income Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,		Years Ended February 28,
	2025		2025	2024		2023	2022	2021

Net asset value per common share, beginning of period	$ 13.18		$ 13.57	$ 13.13		$ 15.68	$ 16.53	$ 17.15

Net investment income (a)	0.29		0.54	0.53		0.62	0.75	0.75

Net gains (losses) on securities (both realized and unrealized)	(0.97)		(0.09)	0.46		(2.49)	(0.83)	(0.66)

Total from investment operations	(0.68)		0.45	0.99		(1.87)	(0.08)	0.09

Less:
Dividends paid to common shareholders from net investment income	(0.46)		(0.53)	(0.54)		(0.66)	(0.77)	(0.71)

Return of capital	–		(0.31)	(0.01)		(0.02)	–	–

Total distributions	(0.46)		(0.84)	(0.55)		(0.68)	(0.77)	(0.71)

Net asset value per common share, end of period	$ 12.04		$ 13.18	$ 13.57		$ 13.13	$ 15.68	$ 16.53

Market value per common share, end of period	$ 11.79		$ 12.49	$ 11.80		$ 12.18	$ 15.12	$ 15.55

Total return at net asset value (b)	(4.99)%		3.98%	8.36	% (c)	(11.72)%	(0.56)%	1.11%

Total return at market value (d)	(1.82)%		13.31%	1.58%		(15.08)%	1.94%	5.45%

Net assets applicable to common shares, end of period (000’s omitted)	$566,609		$620,360	$638,604		$618,054	$737,845	$777,695

Portfolio turnover rate (e)	15%		8%	26%		31%	10%	16%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	3.15	% (f)	2.97%	3.18%		2.57%	1.44%	1.70%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.90	% (f)	0.90%	0.89%		0.95%	0.92%	0.93%

Without fee waivers and/or expense reimbursements	3.15	% (f)	2.97%	3.18%		2.57%	1.44%	1.70%

Ratio of net investment income to average net assets	4.61	% (f)	4.04%	4.02%		4.51%	4.52%	4.59%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$198,100		$198,100	$233,100		$233,100	$233,100	$233,100

Asset coverage per preferred share (g)	$386,022		$413,155	$373,962		$365,146	$416,536	$433,631

Liquidating preference per preferred share	$100,000		$100,000	$100,000		$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on October 4, 2023. Had the pay-in not been made the total return would have been 8.28%.
(d)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Value Municipal Income Trust

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company.
The Trust’s investment objective is to provide common shareholders with current income which is exempt from federal income tax.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
– Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination
– For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
– The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.
Federal Income Taxes –
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

25	Invesco Value Municipal Income Trust

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
– Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates
– The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end
date and before the date the financial statements are released to print.

H.
Indemnifications
– Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Segment Reporting
– The Trust represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Trust’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Trust. The CODM monitors the operating results as a whole, and the Trust’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

J.
Cash and Cash Equivalents –
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

K.
Floating Rate Note Obligations
– The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption
Floating rate note obligations
on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Trust, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank
third-party service provider. The Trust’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
L.
Other Risks
- The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s

26	Invesco Value Municipal Income Trust

value, interest payments, repayment of principal and the Trust’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to any outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
For the six months ended August 31, 2025, the Adviser waived advisory fees of $1,536.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2025, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –
Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

Level 3 –
Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Obligations	$ –	$864,537,839	$–	$864,537,839

Exchange-Traded Funds	773,080	–	–	773,080
Total Investments	$773,080	$864,537,839	$–	$865,310,919
NOTE 4—Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule
17a-7
of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule
17a-7.
Pursuant to these procedures, for the six months ended August 31, 2025, the Trust engaged in securities purchases of $60,801,220 and securities sales of $62,445,405, which resulted in net realized gains (losses) of $(1,912,179).

27	Invesco Value Municipal Income Trust

NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers
’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and
Trustees’ and Officers’ Fees
and Benefits also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan.
Trustees’ and Officers’ Fees
and Benefits include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2025 were $100,874,286 and 5.28%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2025, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$37,454,529	$27,874,545	$65,329,074

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2025 was $132,937,558 and $142,039,673, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$24,596,838

Aggregate unrealized (depreciation) of investments	(40,664,637)

Net unrealized appreciation of investments	$(16,067,799)

Cost of investments for tax purposes is $881,378,718.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 29,
	2025	2025

Beginning shares	47,068,439	47,068,439

Shares issued through dividend reinvestment	–	–

Ending shares	47,068,439	47,068,439

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series
2015/6-IIM
VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2025, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/09/2012	1,081	12/01/2027	06/01/2024

02/02/2015	500	12/01/2027	06/01/2024

06/01/2017	400	12/01/2027	06/01/2024

28	Invesco Value Municipal Income Trust

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date, unless earlier redeemed, repurchased or extended, and are considered debt for financial reporting purposes. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. Starting six months prior to the term redemption date, the Trust will be required to earmark assets having a value equal to 110% of the redemption amount.
The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Statement of Operations, and the unamortized balance is included in the value of
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2025, the dividend rate is equal to the SIFMA Index plus a spread of 1.23%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2025 were $198,100,000 and 3.90%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shares. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end,
the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2025:

Declaration Date	Amount per Share	Record Date	Payable Date
September 2, 2025	$0.0771	September 16, 2025	September 30, 2025
October 1, 2025	$0.0771	October 16, 2025	October 31, 2025
NOTE 12–Subsequent Event
On July 28, 2025, the Board of Trustees of the Trust approved the following changes to the VMTP Shares.
On September 4, 2025, the Trust redeemed 300 Series
2015/6-IIM
VMTP Shares, with a liquidation preference of $100,000 per share, and paid holders of the VMTP shares of record as of September 3, 2025, the redemption price, including accumulated but unpaid dividends, on such date, in connection with the partial redemption.

29	Invesco Value Municipal Income Trust

Approval of Investment Advisory and
Sub-Advisory
Contracts

At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Invesco Value Municipal Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities including with respect to investors focused on short-term profits. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the performance of the index for the three and five year

30	Invesco Value Municipal Income Trust

periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

31	Invesco Value Municipal Income Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Value Municipal Income Trust (the “Fund”) was held on August 12, 2025. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

			Votes
	Matter	Votes For	Against/Withheld
(1).	Cynthia Hostetler	37,069,978.38	870,061.00
	Eli Jones	37,023,982.38	916,057.00
	Daniel S. Vandivort	36,995,239.38	944,800.00
	James “Jim” Liddy	37,032,036.38	908,003.00
(2).	Prema Mathai-Davis	1,981.00	0.00

32	Invesco Value Municipal Income Trust

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
 A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/
corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
 Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-06590	MS-CE-VMINC-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Value Municipal Income Trust

By: /s/ Glenn Brightman
Name: Glenn Brightman
Title: Principal Executive Officer

Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Glenn Brightman
Name: Glenn Brightman
Title: Principal Executive Officer
Date: November 7, 2025

By: /s/ Adrien Deberghes
Name: Adrien Deberghes
Title: Principal Financial Officer

Date: November 7, 2025